SHARE BASED COMPENSATION (Summary of Share Option Activity) (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Aggregate Intrinsic Value
Aggregate Intrinsic Value | ¥	¥ 0	¥ 0	¥ 1,186	¥ 1,186	¥ 4,499	¥ 4,499
Employee and Directors Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for future grants (in shares)			941,978	941,978
Shares
Outstanding at the beginning of the year (in shares)	253,816		256,617		387,350
Granted (in shares)	0		0		0
Exercised (in shares)	0		0		0
Forfeited or expired (in shares)	0		(2,801)		(130,733)
Converted (in shares)	(253,816)		0		0
Outstanding at the end of the year (in shares)	0		253,816		256,617		387,350
Exercisable at the end of the year (in shares)	0	0	253,816	253,816	256,617	256,617
Expected to vested (in shares)	0	0	0	0	0	0
Weighted Average Exercise Price
Outstanding at the beginning of the year | ¥ / shares	¥ 3.09		¥ 3.30		¥ 3.08
Granted | ¥ / shares	0		0		0
Exercised | ¥ / shares	0		0		0
Forfeited or expired | ¥ / shares	0		3.09		3.30
Converted | $ / shares		¥ 3.09		¥ 0		¥ 0
Outstanding at end of year | ¥ / shares	0		3.09		3.30		¥ 3.08
Exercisable at end of year | ¥ / shares	¥ 0	¥ 0	¥ 3.09	¥ 3.09	¥ 3.30	¥ 3.30
Weighted Average Remaining Contractual Term
Outstanding at end of year			1 year 10 months 10 days		2 years 10 months 2 days		2 years 7 months 2 days
Exercisable at end of year			1 year 10 months 10 days		2 years 10 months 2 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value | ¥							¥ 3,836
Exercisable at end of year | ¥	¥ 0		¥ 1,186		¥ 4,499
Expected to be vested | ¥	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0
Employee and Directors Stock Options [Member] | Employees [Member]
Shares
Outstanding at the beginning of the year (in shares)			223,895
Outstanding at the end of the year (in shares)					223,895
Employee and Directors Stock Options [Member] | Non Employees [Member]
Shares
Outstanding at the beginning of the year (in shares)			29,921
Outstanding at the end of the year (in shares)					29,921